Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—48.9%
		U.S. Treasury Notes—48.9%
$ 5,000,000		United States Treasury Notes, 0.125%, 5/15/2023	$ 4,905,847
15,000,000		United States Treasury Notes, 0.125%, 6/30/2023	14,673,012
50,000,000		United States Treasury Notes, 0.125%, 7/15/2023	48,862,760
50,000,000		United States Treasury Notes, 0.125%, 8/15/2023	48,760,755
18,000,000		United States Treasury Notes, 0.125%, 9/15/2023	17,516,324
15,000,000		United States Treasury Notes, 0.125%, 10/15/2023	14,559,207
2,500,000		United States Treasury Notes, 0.125%, 12/15/2023	2,415,808
5,000,000		United States Treasury Notes, 0.125%, 1/15/2024	4,819,875
32,500,000		United States Treasury Notes, 0.250%, 6/15/2023	31,867,296
20,000,000		United States Treasury Notes, 0.250%, 9/30/2023	19,473,892
15,000,000		United States Treasury Notes, 0.250%, 5/15/2024	14,351,610
10,000,000		United States Treasury Notes, 0.250%, 6/15/2024	9,543,830
23,500,000		United States Treasury Notes, 0.250%, 5/31/2025	21,825,916
65,000,000		United States Treasury Notes, 0.250%, 6/30/2025	60,223,689
52,500,000		United States Treasury Notes, 0.250%, 7/31/2025	48,521,623
27,500,000		United States Treasury Notes, 0.250%, 8/31/2025	25,349,395
27,500,000		United States Treasury Notes, 0.250%, 9/30/2025	25,300,033
10,000,000		United States Treasury Notes, 0.250%, 10/31/2025	9,181,905
15,000,000		United States Treasury Notes, 0.375%, 4/30/2025	14,014,217
7,500,000		United States Treasury Notes, 0.375%, 11/30/2025	6,898,441
22,750,000		United States Treasury Notes, 0.375%, 1/31/2026	20,836,459
12,500,000		United States Treasury Notes, 0.500%, 3/31/2025	11,746,231
30,000,000		United States Treasury Notes, 0.625%, 10/15/2024	28,620,027
30,000,000		United States Treasury Notes, 0.625%, 7/31/2026	27,419,532
15,000,000		United States Treasury Notes, 0.750%, 5/31/2026	13,826,603
12,500,000		United States Treasury Notes, 0.750%, 8/31/2026	11,466,750
10,000,000		United States Treasury Notes, 0.875%, 6/30/2026	9,253,990
10,000,000		United States Treasury Notes, 1.125%, 2/28/2025	9,585,043
18,000,000		United States Treasury Notes, 1.375%, 1/31/2025	17,392,815
50,000,000		United States Treasury Notes, 1.500%, 2/29/2024	49,200,650
6,500,000		United States Treasury Notes, 1.500%, 10/31/2024	6,327,302
6,500,000		United States Treasury Notes, 1.625%, 5/31/2023	6,465,469
17,000,000		United States Treasury Notes, 1.750%, 6/30/2024	16,723,674
7,500,000		United States Treasury Notes, 1.750%, 7/31/2024	7,370,456
1,000,000		United States Treasury Notes, 1.875%, 9/30/2022	1,001,826
50,000,000		United States Treasury Notes, 1.875%, 2/28/2027	47,894,425
3,000,000		United States Treasury Notes, 2.000%, 11/30/2022	3,005,742
9,500,000		United States Treasury Notes, 2.000%, 5/31/2024	9,400,797
10,000,000	[1]	United States Treasury Notes, 2.125%, 3/31/2024	9,935,373
7,500,000		United States Treasury Notes, 2.500%, 1/31/2024	7,506,811
425,000		United States Treasury Notes, 2.625%, 4/15/2025	423,860
5,000,000		United States Treasury Notes, 2.750%, 7/31/2023	5,032,145
7,250,000		United States Treasury Notes, 2.750%, 8/31/2023	7,295,596
51,150,000		United States Treasury Notes, 2.750%, 4/30/2027	50,956,663

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 8,000,000		United States Treasury Notes, 2.875%, 11/30/2023	$ 8,062,317
		TOTAL U.S. TREASURIES (IDENTIFIED COST $866,999,826)	829,815,991
		CORPORATE BONDS—24.7%
		Basic Industry - Metals & Mining—0.2%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,318,173
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	428,891
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	501,470
		TOTAL	3,248,534
		Capital Goods - Aerospace & Defense—1.0%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	986,736
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,663,300
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,833,609
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,018,623
2,480,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	2,398,408
1,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	997,784
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	900,411
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,488,360
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,564,209
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	31,945
		TOTAL	16,883,385
		Capital Goods - Building Materials—0.1%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,475,154
		Capital Goods - Construction Machinery—0.6%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,813,036
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,862,180
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,560,655
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	554,182
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	4,859,714
		TOTAL	10,649,767
		Capital Goods - Diversified Manufacturing—0.6%
500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	498,881
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	415,105
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,132,321
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,017,654
3,335,000		Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	2,980,289
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	764,004
		TOTAL	9,808,254
		Communications - Cable & Satellite—0.2%
500,000		CCO Safari II LLC, 4.464%, 7/23/2022	500,134
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,034,162
		TOTAL	2,534,296
		Communications - Media & Entertainment—0.4%
5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	4,994,600
444,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	455,680
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	949,310
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	197,646
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	706,589
		TOTAL	7,303,825

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—1.0%
$ 1,565,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	$ 1,502,464
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,017,002
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	999,281
2,000,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,012,028
2,500,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	2,402,523
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,001,479
1,000,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	993,186
3,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	3,207,712
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	993,180
2,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 2.034% (3-month USLIBOR +0.990%), 1/16/2024	2,012,385
		TOTAL	16,141,240
		Communications - Telecom Wirelines—0.4%
5,100,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 3.200%, 3/15/2027	4,965,164
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,912,576
		TOTAL	6,877,740
		Consumer Cyclical - Automotive—1.3%
5,175,000		Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	4,760,827
2,510,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,311,192
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	582,747
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	984,505
10,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.306% (3-month USLIBOR +1.310%), 6/30/2022	10,003
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,620,261
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,001,739
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	403,304
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	2,922,518
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	6,416,084
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	987,205
		TOTAL	22,000,385
		Consumer Cyclical - Retailers—0.0%
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	494,976
		Consumer Non-Cyclical - Food/Beverage—1.0%
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 1.751% (3-month USLIBOR +0.740%), 1/12/2024	2,005,292
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,336,782
1,400,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,312,439
9,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,083,041
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	996,088
		TOTAL	17,733,642
		Consumer Non-Cyclical - Health Care—0.8%
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	4,014,076
5,720,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	5,579,208
2,215,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	2,082,738
1,225,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,183,351
		TOTAL	12,859,373
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
3,720,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	3,767,449
1,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,003,064
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	2,015,056
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,008,520
246,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	246,550
962,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	972,774

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 1,579,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	$ 1,536,867
2,500,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	2,493,970
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,378,147
1,800,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	1,794,627
	TOTAL	16,217,024
	Consumer Non-Cyclical - Tobacco—0.4%
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	368,044
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	736,458
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	993,007
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	500,537
3,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,073,467
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	952,032
	TOTAL	6,623,545
	Energy - Independent—0.1%
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	841,450
	Energy - Integrated—0.1%
2,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	1,997,440
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	494,258
	TOTAL	2,491,698
	Energy - Midstream—0.7%
255,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	249,625
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 2.900%, 5/15/2025	487,607
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	152,246
1,000,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,011,966
2,437,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,447,015
2,000,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,022,623
500,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	507,584
1,165,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,066,746
450,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	451,734
1,500,000	ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,501,264
2,000,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	2,044,336
	TOTAL	11,942,746
	Energy - Oil Field Services—0.1%
2,000,000	Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,963,645
	Energy - Refining—0.6%
2,000,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	2,054,004
1,845,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,695,780
2,000,000	Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	2,011,140
2,000,000	Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,918,390
2,270,000	Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,226,103
	TOTAL	9,905,417
	Financial Institution - Banking—6.2%
143,000	American Express Co., 2.650%, 12/2/2022	143,392
1,000,000	American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,004,654
1,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,006,888
1,000,000	Bank of America Corp., 3.550%, 3/5/2024	1,004,189
539,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	538,954
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,412,076
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	1,877,381
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,824,051

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	$ 923,553
1,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.373% (3-month USLIBOR +0.790%), 3/5/2024	1,500,988
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	1,454,097
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,508,090
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	2,864,996
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	999,409
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,206,416
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 0.776%, 10/30/2024	2,404,622
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,802,245
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,468,009
4,290,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 2.544% (3-month USLIBOR +1.100%), 5/17/2024	4,296,360
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	849,742
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	401,503
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	480,742
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	484,891
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	659,946
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,491,132
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	500,093
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	500,044
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	495,388
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,004,677
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	504,461
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,512,525
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 3.198% (3-month USLIBOR +1.600%), 11/29/2023	1,010,605
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	988,469
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	701,989
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	985,543
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,007,863
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.653%, 9/16/2024	3,873,191
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,816,220
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	1,972,574
1,000,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.414% (3-month USLIBOR +1.230%), 10/24/2023	1,002,494
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.700%, 5/18/2023	2,002,812
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	1,999,385
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	201,555
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,509,200
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,012,620
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	730,274
5,500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	4,956,368
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,874,055
2,195,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	2,172,556
4,165,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.584% (3-month USLIBOR +1.400%), 10/24/2023	4,177,181
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,958,921
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	506,627
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	2,948,178
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,008,251
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,251,185
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,194,100
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,329,753
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,277,695

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	$ 2,391,420
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,470,367
7,760,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 2.469% (3-month USLIBOR +1.230%), 10/31/2023	7,781,699
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	993,006
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,013,843
		TOTAL	105,245,513
		Financial Institution - Finance Companies—0.7%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	3,964,876
1,665,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,490,542
1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,381,244
5,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,730,412
		TOTAL	11,567,074
		Financial Institution - Insurance - Health—0.5%
3,000,000		Anthem, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,791,975
2,900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,608,811
2,000,000	[2]	CIGNA Corp., Sr. Unsecd. Note, 1.934% (3-month USLIBOR +0.890%), 7/15/2023	2,008,618
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	273,803
		TOTAL	7,683,207
		Financial Institution - Insurance - Life—1.4%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	994,771
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	958,284
1,250,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,225,172
2,500,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,395,777
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,090,465
4,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	4,018,191
2,500,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,318,692
3,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	2,911,348
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	335,311
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,304,737
1,000,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,009,027
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	501,709
1,035,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	992,533
2,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,862,802
1,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	970,202
		TOTAL	23,889,021
		Financial Institution - Insurance - P&C—0.0%
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	503,905
		Financial Institution - REIT - Other—0.0%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	305,536
		Supranational—0.1%
2,475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,476,589
		Technology—1.0%
2,000,000		Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,858,832
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	952,414
700,000		Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	704,715
2,000,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,010,404
835,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	823,111
1,000,000		Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	971,898
2,520,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,323,075
750,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	757,900

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	$ 1,823,127
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,789,655
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	565,420
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	482,076
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	150,513
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,387,122
	TOTAL	17,600,262
	Technology Services—0.2%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,703,455
	Transportation - Airlines—0.2%
1,825,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	1,854,890
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	801,871
	TOTAL	2,656,761
	Transportation - Railroads—0.1%
2,505,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	2,309,904
	Transportation - Services—0.4%
5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	4,923,737
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,590,850
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	485,000
	TOTAL	6,999,587
	Utility - Electric—2.5%
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	723,970
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	2,979,315
2,690,000	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.700%, 3/2/2023	2,649,618
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	607,509
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	1,987,681
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,020,596
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	1,804,299
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,399,054
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	976,986
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,575,067
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,141,417
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	222,781
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,439,960
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	460,205
3,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	3,607,160
2,095,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	2,047,490
2,695,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	2,460,045
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	3,726,829
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	361,571
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,002,154
4,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	3,889,203
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,121,152
	TOTAL	43,204,062
	Utility - Natural Gas—0.7%
2,945,000	Atmos Energy Corp., Sr. Unsecd. Note, 0.625%, 3/9/2023	2,908,865
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,456,847
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,204,833
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,051,414

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 5,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	$ 4,794,174
		TOTAL	12,416,133
		Utility - Natural Gas Distributor—0.1%
1,700,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,588,926
		TOTAL CORPORATE BONDS (IDENTIFIED COST $441,635,488)	420,146,031
		ASSET-BACKED SECURITIES—4.3%
		Auto Receivables—2.9%
1,328,527		AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,321,094
3,526,108		AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	3,496,241
1,809,849		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	1,793,733
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,903,759
238,221		Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	238,348
3,200,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,118,909
4,650,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,503,211
621,142		GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	620,121
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	927,556
2,250,000		Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	2,212,617
3,450,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.955% (1-month USLIBOR +0.950%), 7/25/2025	3,451,111
1,055,490		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,050,070
1,469,328		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	1,465,583
1,827,977		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	1,811,029
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,003,380
597,551		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	594,512
6,375,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	6,324,946
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,600,971
761,781		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	753,067
7,387,387		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,272,283
		TOTAL	48,462,541
		Communications - Telecom Wireless—0.3%
5,000,000		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	4,905,707
		Credit Card—0.1%
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	1,992,170
		Equipment Lease—0.7%
149,499		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	149,671
3,308,009		Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	3,276,841
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,649,307
505,135		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	503,229
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,784,701
5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	5,319,638
		TOTAL	12,683,387
		Other—0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,034,957
		Student Loans—0.2%
1,348,719		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,275,564
1,672,609		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,582,185
		TOTAL	2,857,749
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $74,096,341)	72,936,511

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.6%
$ 1,722,854		Benchmark Mortgage Trust 2019-B12, Class A2, 3.001%, 8/15/2052	$ 1,680,952
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,706,238
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,286,126
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.927%, 6/10/2046	739,089
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,406,516
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,719,934
		TOTAL	9,538,855
		Federal Home Loan Mortgage Corporation—0.0%
14,705	[2]	FHLMC REMIC, Series 3397, Class FC, 1.475% (1-month USLIBOR +0.600%), 12/15/2037	14,856
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,138,020)	9,553,711
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
672,818		FNMA, Pool AS2976, 4.000%, 8/1/2044	687,835
331,730		FNMA, Pool AW0029, 3.500%, 7/1/2044	331,518
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,049,320)	1,019,353
		INVESTMENT COMPANIES—21.3%
16,150,816		Bank Loan Core Fund	146,649,407
1,185,213		Emerging Markets Core Fund	10,109,864
13,384,600		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[3]	13,380,585
10,054,415		Mortgage Core Fund	90,489,738
11,737,693		Project and Trade Finance Core Fund	101,648,426
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $380,009,973)	362,278,020
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,773,928,968)	1,695,749,617
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	1,362,601
		TOTAL NET ASSETS—100%	$1,697,112,218
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 2-Year Long Futures	362	$76,418,765	September 2022	$174,548
[5]United States Treasury Notes 5-Year Long Futures	800	$90,362,500	September 2022	$(90,081)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$84,467
The average notional value of long and short futures contracts held by the Fund throughout the period was $95,973,547 and $27,383,773, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Affiliates	Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2022	Shares Held as of 5/31/2022	Dividend Income	Gain Distributions Received
Bank Loan Core Fund	$152,725,702	$8,273,037	$(5,000,000)	$(8,978,070)	$(371,262)	$146,649,407	16,150,816	$5,772,746	$—
Emerging Markets Core Fund	$71,882,612	$15,321,299	$(65,820,000)	$(2,779,847)	$(8,494,200)	$10,109,864	1,185,213	$2,820,925	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$1,986,555	$215,800,535	$(217,787,090)	N/A	N/A	$—	—	$13,680	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$38,063,977	$543,168,164	$(567,840,895)	$(430)	$(10,231)	$13,380,585	13,384,600	$33,059	$1,885
High Yield Bond Core Fund	$76,278,512	$9,917,965	$(80,585,349)	$(1,458,606)	$(4,152,522)	$—	—	$2,418,798	$—
Mortgage Core Fund	$89,839,975	$34,020,673	$(25,000,000)	$(7,313,694)	$(1,057,216)	$90,489,738	10,054,415	$1,520,431	$—
Project and Trade Finance Core Fund	$96,122,528	$7,952,711	$—	$(2,426,813)	$—	$101,648,426	11,737,693	$2,953,325	$—
TOTAL OF AFFILIATED TRANSACTIONS	$526,899,861	$834,454,384	$(962,033,334)	$(22,957,460)	$(14,085,431)	$362,278,020	52,512,737	$15,532,964	$1,885

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$829,815,991	$—	$829,815,991
Corporate Bonds	—	420,146,031	—	420,146,031
Asset-Backed Securities	—	72,936,511	—	72,936,511
Collateralized Mortgage Obligations	—	9,553,711	—	9,553,711
Mortgage-Backed Securities	—	1,019,353	—	1,019,353
Investment Companies[1]	260,629,594	—	—	362,278,020
TOTAL SECURITIES	$260,629,594	$1,333,471,597	$—	$1,695,749,617
Other Financial Instruments:[2]
Assets	$174,548	$—	$—	$174,548
Liabilities	(90,081)	—	—	(90,081)
TOTAL OTHER FINANCIAL INSTRUMENTS	$84,467	$—	$—	$84,467

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $101,648,426 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit